Subsequent Events (Details) - shares	Mar. 31, 2021	Feb. 25, 2021
Subsequent Events (Details) [Line Items]
Description of subsequent events	the Company effected a stock dividend of approximately 0.125 shares for each share of Class B common stock outstanding, resulting in the initial stockholders holding an aggregate of 6,468,750 founder shares (up to 843,750 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). The financial statements have been retroactively restated to reflect the stock dividend occurred in March 2021.
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued		576,786
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Shares issued		176,786